GS Mortgage-Backed Securities Trust 2022-PJ6 ABS-15G

Exhibit 99.4 - Schedule 6

ASF Report

PrimaryServicer	ServicingFee-Percentage	ServicingFee-Flat-dollar	ServicingAdvanceMethodology	Originator	LoanGroup	LoanNumber	GSLoanNumber	AmortizationType	LienPosition	HELOCIndicator	LoanPurpose	CashOutAmount	TotalOriginationandDiscountPoints($)	Covered/HighCostLoanIndicator	RelocationLoanIndicator	BrokerIndicator	Channel	EscrowIndicator	SeniorLoanAmount(s)	LoanTypeofMostSeniorLien	HybridPeriodofMostSeniorLien(Mos)	NegAmLimitofMostSeniorLien	JuniorMortgageBalance	OriginationDateofMostSeniorLien	OriginationDate	OriginalLoanAmount	OriginalInterestRate	OriginalAmortizationTerm	OriginalTermtoMaturity	FirstPaymentDateofLoan	InterestTypeIndicator	OriginalInterestOnlyTerm	BuyDownPeriod	HELOCDrawPeriod	CurrentLoanAmount	CurrentInterestRate	CurrentPaymentAmountDue	InterestPaidThroughDate	CurrentPaymentStatus	IndexType	ARMLook-backDays	GrossMargin	ARMRoundFlag	ARMRoundFactor	InitialFixedRatePeriod	InitialInterestRateCap(ChangeUp)	InitialInterestRateCap(ChangeDown)	SubsequentInterestRateResetPeriod	SubsequentInterestRate(ChangeDown)	SubsequentInterestRateCap(ChangeUp)	LifetimeMaximumRate(Ceiling)	LifetimeMinimumRate(Floor)	NegativeAmortizationLimit	InitialNegativeAmortizationRecastPeriod	SubsequentNegativeAmortizationRecastPeriod	InitialFixedPaymentPeriod	SubsequentPaymentResetPeriod	InitialPeriodicPaymentCap	SubsequentPeriodicPaymentCap	InitialMinimumPaymentResetPeriod	SubsequentMinimumPaymentResetPeriod	OptionARMIndicator	OptionsatRecast	InitialMinimumPayment	CurrentMinimumPayment	PrepaymentPenaltyCalculation	PrepaymentPenaltyType	PrepaymentPenaltyTotalTerm	PrepaymentPenaltyHardTerm	PrimaryBorrowerID	NumberofMortgagedProperties	TotalNumberofBorrowers	Self-employmentFlag	Current‘Other’MonthlyPayment	LengthofEmployment:Borrower	LengthofEmployment:Co-Borrower	YearsinHome	FICOModelUsed	MostRecentFICODate	PrimaryWageEarnerOriginalFICO:Equifax	PrimaryWageEarnerOriginalFICO:Experian	PrimaryWageEarnerOriginalFICO:TransUnion	SecondaryWageEarnerOriginalFICO:Equifax	SecondaryWageEarnerOriginalFICO:Experian	SecondaryWageEarnerOriginalFICO:TransUnion	MostRecentPrimaryBorrowerFICO	MostRecentCo-BorrowerFICO	MostRecentFICOMethod	VantageScore:PrimaryBorrower	VantageScore:Co-Borrower	MostRecentVantageScoreMethod	VantageScoreDate	CreditReport:LongestTradeLine	CreditReport:MaximumTradeLine	CreditReport:NumberofTradeLines	CreditLineUsageRatio	MostRecent12-monthPayHistory	MonthsBankruptcy	MonthsForeclosure	PrimaryBorrowerWageIncome	Co-BorrowerWageIncome	PrimaryBorrowerOtherIncome	Co-BorrowerOtherIncome	AllBorrowerWageIncome	AllBorrowerTotalIncome	4506-TIndicator	BorrowerIncomeVerificationLevel	Co-BorrowerIncomeVerification	BorrowerEmploymentVerification	Co-BorrowerEmploymentVerification	BorrowerAssetVerification	Co-BorrowerAssetVerification	Liquid/CashReserves	MonthlyDebtAllBorrowers	OriginatorDTI	FullyIndexedRate	QualificationMethod	PercentageofDownPaymentfromBorrowerOwnFunds	City	State	PostalCode	PropertyType	Occupancy	SalesPrice	OriginalAppraisedPropertyValue	OriginalPropertyValuationType	OriginalPropertyValuationDate	OriginalAVMModelName	OriginalAVMConfidenceScore	MostRecentPropertyValue	MostRecentPropertyValuationType	MostRecentPropertyValuationDate	MostRecentAVMModelName	MostRecentAVMConfidenceScore	OriginalCLTV	OriginalLTV	OriginalPledgedAssets	MortgageInsuranceCompanyName	MortgageInsurancePercent	MI:LenderorBorrowerPaid?	PoolInsuranceCo.Name	PoolInsuranceStopLoss%	MICertificateNumber	UpdatedDTI(Front-end)	UpdatedDTI(Back-end)	ModificationEffectivePaymentDate	TotalCapitalizedAmount	TotalDeferredAmount	Pre-ModificationInterest(Note)Rate	Pre-ModificationP&IPayment	Pre-ModificationInitialInterestRateChangeDownwardCap	Pre-ModificationSubsequentInterestRateCap	Pre-ModificationNextInterestRateChangeDate	Pre-ModificationI/OTerm	ForgivenPrincipalAmount	ForgivenInterestAmount	NumberofModifications	RealEstateInterest	ModelName	DownPaymentSource	Community/RelatedPartyLender(Y/N)	DefinedUnderwritingCriteria(Y/N)	ChattelIndicator	CommunityOwnershipStructure	YearofManufacture	HUDCodeComplianceIndicator(Y/N)	GrossManufacturer’sInvoicePrice	LTI(Loan-to-Invoice)Gross	NetManufacturer’sInvoicePrice	LTI(Net)	ManufacturerName
xx				xx	UNKNOWN	xx	xx	1	1	0	9		xx	0	0	0	1	4							xx	xx	xx	xx	xx	xx	2	0	0		xx	xx	xx	xx																																xx	1	2	0	xx	xx	xx	3	1	xx	xx	xx	xx	xx	xx	xx	xx	xx	3					xx	xx	20	1.000%				xx		xx		xx	xx	1	5	1	3	2	4	4	xx	xx	xx		1		xx	xx	xx	1	1		xx	3	xx	0		xx	9	xx	0		xx	xx	0.00000	0			0													0
xx				xx	UNKNOWN	xx	xx	1	1	0	6		xx	0	0	0	1	4							xx	xx	xx	xx	xx	xx	2	0	0		xx	xx	xx	xx																																xx	1	2	1	xx	xx	xx		1	xx	xx	xx	xx	xx	xx	xx	xx	xx	3					xx	xx	26	0.000000000				xx	xx	xx	xx	xx	xx	1	5	5	3	3	4	4	xx	xx	xx		1	xx	xx	xx	xx	1	1	xx	xx	3	xx	0		xx	9	xx	0		xx	xx	0.00000	0			0													0